PROPERTY, PLANT AND EQUIPMENT - Schedule of letters of credit related assets (Details) $ in Thousands	Dec. 31, 2024 USD ($) letterOfCredit
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 27,872
Celestial Aviation Services Limited
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	3
Value	$ 7,686
Empreendimentos Imobiliarios LTDA
Disclosure of detailed information about property, plant and equipment [line items]
Number of letters of credit | letterOfCredit	1
Value	$ 20,186